Expense Example - BROOKFIELD NEXT GENERATION INFRASTRUCTURE FUND	Dec. 31, 2024 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 596
Expense Example, with Redemption, 3 Years	931
Expense Example, with Redemption, 5 Years	1,289
Expense Example, with Redemption, 10 Years	2,295
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	303
Expense Example, with Redemption, 3 Years	708
Expense Example, with Redemption, 5 Years	1,240
Expense Example, with Redemption, 10 Years	2,697
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	402
Expense Example, with Redemption, 5 Years	723
Expense Example, with Redemption, 10 Years	$ 1,635